Significant Accounting Policies (Impairment Charges For Securities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Investment [Line Items]
Impairment of Investments	$ 3,586,000	[1]	$ 2,474,000	[1]	$ 31,420,000	[1]
Publicly Traded Securities [Member]
Investment [Line Items]
Impairment of Investments	3,243,000				14,384,000
Non-Public Securities And Private Equity Funds [Member]
Investment [Line Items]
Impairment of Investments	8,000		767,000		2,224,000
Non-Agency Mortgage-Backed Bond Securitizations [Member]
Investment [Line Items]
Impairment of Investments	$ 335,000		$ 1,707,000		$ 14,812,000

[1]	Consists of provisions to write down investments resulting from declines in fair values believed to be other than temporary.